Regulatory Requirements (Details) - Schedule of the minimum regulatory capital required and the actual amounts of capital maintained	6 Months Ended
Jun. 30, 2022 USD ($)
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 11,916,041
Capital Levels Maintained	19,374,159
Excess Net Capital	$ 7,458,119
Percent of requirement Maintained	163.00%
Lion International Securities Group Limited [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 382,361
Capital Levels Maintained	1,231,249
Excess Net Capital	$ 848,888
Percent of requirement Maintained	322.00%
Lion Futures Limited [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 382,361
Capital Levels Maintained	1,384,723
Excess Net Capital	$ 1,002,362
Percent of requirement Maintained	362.00%
Lion Asset Management Limited [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 12,745
Capital Levels Maintained	111,125
Excess Net Capital	$ 98,380
Percent of requirement Maintained	872.00%
BC Wealth Management Limited [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 12,745
Capital Levels Maintained	248,811
Excess Net Capital	$ 236,066
Percent of requirement Maintained	1952.00%
Lion International Financial (Singapore) Pte. Ltd. [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 718,061
Capital Levels Maintained	855,969
Excess Net Capital	$ 137,909
Percent of requirement Maintained	119.00%
Lion Broker Limited (Cayman) [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 10,407,768
Capital Levels Maintained	15,542,282
Excess Net Capital	$ 5,134,514
Percent of requirement Maintained	149.00%